ACQUISITIONS - Allocation of purchase price (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Goodwill	¥ 5,318	$ 749	¥ 5,195	¥ 5,132
CitiGo Hotels
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Current assets					¥ 34
Property and equipment					296
Operating lease right-of-use assets					1,119
Other non-current assets					33
Goodwill					372
Operating lease liabilities, current					(153)
Other current liabilities					(23)
Operating lease liabilities, non-current					(987)
Other noncurrent liabilities					(5)
Deferred tax liabilities					(33)
Noncontrolling interest					(21)
Total					¥ 783
CitiGo Hotels | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Estimated useful life of property, plant and equipment					5 years
CitiGo Hotels | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Estimated useful life of property, plant and equipment					12 years
CitiGo Hotels | Franchise agreement
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Intangible assets, finite life					¥ 61
CitiGo Hotels | Brand names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net
Intangible assets, Indefinite life					¥ 90